INVENTORIES, NET (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
Inventory [Line Items]
Raw materials	₫ 14,852,464	$ 612,220,280	₫ 15,127,071			₫ 12,096,176
Finished goods, including service parts	10,061,256	414,726,134	9,250,489			3,733,281
Good in transit	1,922,153	79,231,369	2,087,979			2,479,342
Work in progress	2,567,681	105,840,107	3,422,796			2,976,984
Merchandises	32,427	1,336,645	25,343			124,375
Tools and spare parts	207,346	8,546,826	227,703			197,119
TOTAL	₫ 29,643,327	$ 1,221,901,360	30,141,381	[1]		21,607,277
As previously reported
Inventory [Line Items]
Raw materials			14,557,976		$ 609,988,100
Finished goods, including service parts			9,253,820		387,740,719
Good in transit			1,862,582		78,043,325
Work in progress			3,420,292		143,312,327
Merchandises			25,343		1,061,887
Tools and spare parts			222,048		9,303,948
TOTAL			₫ 29,342,061		$ 1,229,450,306	₫ 21,607,277

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).